TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Gross tax liabilities, beginning balance	$ 755	$ 1,857	$ 1,387
Increases in tax positions for current year	177	56	362
Addition of tax position of prior years	167	494
Decrease in tax position resulting from settlement		(1,667)
Foreign currency adjustments	(15)	15	108
Gross tax liabilities, ending balance	$ 1,084	$ 755	$ 1,857